SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

We have evaluated events and transactions occurring subsequent to the balance sheet date of December 31, 2013 through the date on which the financial statements were issued for items that should be recognized or disclosed in these Consolidated Financial Statements. We have concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as described below.

Two lawsuits were filed in 2013 against two of our subsidiaries, TCI Contracting, LLC (“TCI”) d/b/a Installed Building Products of Nashville, and Installed Building Products II, LLC, alleging failure to pay lawful wages. Both lawsuits were settled in January, 2014 for a total cost of approximately $1,407, included in administrative expenses on our Consolidated Statement of Operations for the year ended December 31, 2013. We paid approximately $200 of these costs in 2013 and recorded a liability for $1,200 as of December 31, 2013, which represents the unpaid portion as of that date. See Note 11, Commitments and Contingencies, for more information.

On January 30, 2014 the Board of Directors authorized an increase in the number of shares of Common Stock to 100,000,000 at a par value of $0.01 and an increase in the number of shares of Preferred stock to 5,001,000 at a par value of $0.01, 1,000 of which are designated as Series A Preferred Stock. On the same date, the Board of Directors approved a 19.5-for-one stock split of the Company’s common stock, which became effective on February 10, 2014. The effect of the split on authorized, issued and outstanding shares and loss (income) per common share has been retroactively applied to all periods presented.

On February 19, 2014, we completed an initial public offering (“IPO”) of our common stock. Immediately prior to the IPO, we executed a 19.5-for-one stock split of our common stock. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented. We used $6,597 of the proceeds from our IPO to pay underwriting fees, $75,735 to redeem our Redeemable Preferred Stock and $11,910 to pay down our revolving credit facility. See Note 1, Organization, for further details of our IPO and Note 7, Stockholders’ Deficit and Redeemable Instruments, for further details on impacts to equity.

On March 24, 2014 we acquired the assets of U.S. Insulation Corp. (“U.S. Insulation”) for total consideration of $2,444. The initial accounting for the business combination is not yet complete at the time the financial statements are issued. As a result, disclosures required under ASC 805-10-50-2 (h) cannot be made at this time.